Significant Related Party Transactions and Balances - Schedule of Remuneration of Key Management Personnel (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Remuneration of Key Management Personnel [Abstract]
Salaries and related costs	RM 200,384	$ 47,615	RM 325,177	RM 285,739
Defined contribution plan	23,946	5,690	38,879	34,157
Total	RM 224,330	$ 53,305	RM 364,056	RM 319,896